Summary of Reserve for Claim Loss (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Reserve for Claim Losses [Abstract]
Schedule of Liability for Unpaid Claims and Claims Adjustment Expense
A summary of the reserve for claim losses follows:

	Year Ended December 31,
	2013	2012	2011
	(Dollars in millions)
Beginning balance	$1,748	$1,913	$2,211
Claim loss provision related to:
Current year	220	210	189
Prior years	71	58	33
Total title claim loss provision (1)	291	268	222
Claims paid, net of recoupments related to:
Current year	(9)	(4)	(10)
Prior years	(394)	(429)	(510)
Total title claims paid, net of recoupments	(403)	(433)	(520)
Ending balance of claim loss reserve for title insurance	$1,636	$1,748	$1,913
Provision for title insurance claim losses as a percentage of title insurance premiums	7.0%	7.0%	6.8%